Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

As of December 31, 2019, and 2020, accounts receivable consisted of the following:

	December 31, 2019	December 31, 2020

Accounts receivable - gross	$53,007	$81,996
Allowance for doubtful accounts	(1,946)	(886)
Accounts receivables, net	$51,061	$81,110

The Company recorded $189 of bad debt expense for the year ended December 31, 2019 and reversed bad debt expense of $1,126 for the year ended December 31, 2020.